EQ ADVISORS TRUST

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS FOR THE

ALL ASSET ALLOCATION PORTFOLIO DATED MAY 1, 2008

This Supplement updates certain information contained in the Prospectus dated May 1, 2008 of the All Asset Allocation Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this supplement is to provide you with the following information about certain Underlying Portfolios of the Portfolio (1) name changes of certain Underlying Portfolios, and (2) the Principal Investment Risks of certain Underlying Portfolios in which the Portfolio may invest.

Information Regarding Name Changes of Certain Underlying Portfolios of the All Asset Allocation Portfolio

Effective on or about December 1, 2008, each reference in the Prospectus to the name of the Underlying Portfolio below is replaced with the corresponding new name set forth in the table below:

Current Name	New Name
EQ/AllianceBernstein Value Portfolio	EQ/Large Cap Value PLUS Portfolio

EQ/AllianceBernstein Large Cap Growth Portfolio	EQ/Large Cap Growth Index Portfolio

EQ/Legg Mason Value Equity Portfolio	EQ/Large Cap Value Index Portfolio

EQ/FI Mid Cap Portfolio	EQ/Mid Cap Index Portfolio

EQ/AllianceBernstein Quality Bond Portfolio	EQ/Quality Bond PLUS Portfolio

Information Regarding the Changes to the Principal Investment Risks of the Underlying Portfolios

Effective December 1, 2008, the following information supplements information contained in the section of the Prospectus: “Information Regarding the Underlying Portfolios and Underlying ETFs”:

With respect to EQ/Large Cap Value PLUS Portfolio and EQ/Quality Bond PLUS Portfolio, Multiple Adviser Risk is added as a Principal Investment Risk.

With respect to EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio and EQ/Mid Cap Index Portfolio, Index Fund Risk is added as a Principal Investment Risk.